UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street  Omaha, Nebraska  68137

(Address of principal executive offices)       (Zip code)

Emile Moulineax

            Gemini Fund Services, LLC,  4020 South 147th Street  Omaha, Nebraska  68137

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

12/31

Date of reporting period: 3/31

Item 1.  Schedule of Investments.

The FX Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2011
Shares		Market Value

	CLOSED END FUNDS - 4.00%
88	FX Strategy LLC	$ 99,512
77	P/E Funds Ltd.	99,488
	TOTAL CLOSED END FUNDS	199,000
	( Cost - $200,000)

	EXCHANGE TRADED FUNDS - 40.32%
10,000	PIMCO Enhanced Short Maturity Strategy Fund	1,009,300
94,949	Vanguard Short Term Bond Index Fund	996,961
	TOTAL EXCHANGE TRADED FUNDS	2,006,261
	( Cost - $2,010,355)

	SHORT-TERM INVESTMENTS - 60.21%
2,996,343	Dreyfus Institutional Money Market, 0.00% +	2,996,343
	TOTAL SHORT-TERM INVESTMENTS
	( Cost - $2,996,343)

	TOTAL INVESTMENTS - 104.53%
	( Cost - $5,206,698) (a)	$ 5,201,604
	OTHER LIABILITIES LESS ASSETS - (4.53)%	(225,634)
	NET ASSETS - 100.00%	$ 4,975,970

	(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation
	(depreciation) of:
	Unrealized appreciation:	$ -
	Unrealized depreciation:	(5,094)
	Net unrealized appreciation:	$ (5,094)

		Unrealized
		Appreciation
Contracts	PURCHASED FUTURES CONTRACTS	(Depreciation)
	Australian Dollar Future June 2011
21	(Underlying Face Amount at Value $2,157,330)	81,670
	Canadian Dollar Future June 2011
17	(Underlying Face Amount at Value $1,752,020)	19,360
	TOTAL OPEN PURCHASED FUTURES CONTRACTS	101,030

The FX Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2011
Contracts		Unrealized Appreciation (Depreciation)

	WRITTEN FUTURES CONTRACTS
	British Pound Future June 2011
1	(Underlying Face Amount at Value $100,325)	$ 550
	Euro FX Future June 2011
11	(Underlying Face Amount at Value $1,949,750)	(10,525)
	Japanese Yen Future June 2011
28	(Underlying Face Amount at Value $4,214,000)	92,925
	New Zealand Dollar Future June 2011
2	(Underlying Face Amount at Value $151,980)	(5,090)
	USD/NOK June 2011
8	(Underlying Face Amount at Value $802,400)	7,591
	USD/SEK June 2011
1	(Underlying Face Amount at Value $100,200)	565
	TOTAL OPEN WRITTEN FUTURES CONTRACTS	86,016

	TOTAL NET UNREALIZED APPRECIATION FROM
	OPEN FUTURES CONTRACTS	$ 187,046

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:
Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The FX Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2011

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund's assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Closed End Funds	$ 199,000	$ -	$ -	$ 199,000
Exchange Traded Funds	$ 2,006,261	-	-	$ 2,006,261
Short-Term Investments	$ 2,996,343	-	-	$ 2,996,343
Total Investments in Securities	$ 5,201,604	-	-	$ 5,201,604
Derivative Instruments*	$ 187,046	-	-	$ 187,046
Total	$ 5,388,650	$ -	$ -	$ 5,388,650

The Fund did not hold any level 3 securities
There were no significant transfers between Level 1 and Level 2 during the current period presented.
*Derivative Instruments include cumulative unrealized gain on futures contracts open at March 31, 2011.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date   5/26/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

5/26/11

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

5/26/11